Shareholder Fees - FidelitySAIRealEstateIndexFund-PRO	Sep. 29, 2023 USD ($)
FidelitySAIRealEstateIndexFund-PRO | Fidelity SAI Real Estate Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none